Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 31,474	$ 33,877
Short-term investments	20,082
Trade and other receivables	11,692	8,899
Inventories	21,984	10,335
Advances and prepaid expenses	1,258	1,556
Derivative asset	21	1,875
Total current assets	86,511	56,542
Mineral properties, plant and equipment, exploration and evaluation	149,124	114,301
Total assets	235,635	170,843
Current
Trade payables and accrued liabilities	24,796	17,187
Equipment financing		378
Other provisions		1,219
Total current liabilities	24,796	18,784
Warrant liability	595	2,471
Deferred tax liabilities	7,972	3,354
Provision for site reclamation and closure	4,101	3,148
Other provisions	1,380
Other	206
Total liabilities	39,050	27,757
EQUITY
Issued capital	253,491	212,698
Share-based payment reserve	19,125	18,317
Deficit	(76,031)	(87,929)
Total equity	196,585	143,086
Total liabilities and equity	$ 235,635	$ 170,843